Defined Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Defined Benefits
8.	Defined Benefits

Prior to the June 1, 2015 spinoff, the majority of Talen Energy Supply’s employees were eligible for pension benefits under a PPL non-contributory defined benefit pension plan, with benefits based on length of service and either career average pay or final average pay, as defined by the plan. Prior to the June 1, 2015 spinoff, this plan was closed to all newly hired employees. Newly hired employees were eligible to participate in a PPL 401(k) savings plan with enhanced employer contributions. Talen Energy Supply was allocated costs of the PPL pension plan based on its employees’ participation in the plan. Employees who participated in this PPL pension plan who became employees of Talen Energy Supply transferred into a newly created pension plan sponsored by Talen Energy Supply, which provides benefits similar to that of the PPL pension plan.

Prior to the spinoff, the majority of Talen Energy Supply’s employees also were eligible for certain health care and life insurance benefits upon retirement through the PPL other postretirement benefit plans, which, prior to the June 1, 2015 spinoff, were closed to all newly hired employees. Talen Energy Supply was allocated costs of the PPL plans based on its employees’ participation in the plans. Employees who participated in the health care and life insurance plans and who became employees of Talen Energy Supply transferred into the newly created Talen Energy Supply other postretirement benefit plans sponsored by Talen Energy Supply, which provide benefits similar to those of the PPL other postretirement benefit plans.

A remeasurement of the assets and the obligations for the PPL pension and other postretirement benefit plans was performed as of May 31, 2015 in order to separate the assets and obligations of the PPL plans attributable to Talen Energy Supply, as required by the spinoff agreements. The Talen Energy Supply pension plan assumed from PPL the pension benefit obligations for active plan participants who became employees of Talen Energy Supply in connection with the spinoff and for individuals who terminated employment from Talen Energy Supply on or after July 1, 2000. A portion of the PPL pension plan assets were also allocated to the new Talen Energy Supply pension plan. The asset allocation was based on the rules prescribed by ERISA for allocating assets in connection with a pension plan spinoff. The Talen Energy Supply other postretirement benefit plans assumed the other postretirement benefit obligations from PPL for active plan participants who became employees of Talen Energy Supply in connection with the spinoff. PPL retained obligations attributable to existing retirees as of the date of the spinoff. A portion of the PPL other postretirement benefit plan assets, which are held in VEBA trusts and a 401(h) account, were also allocated to the new Talen Energy Supply other postretirement benefit plans. The asset allocation was determined separately for each funding vehicle based on the ratio of the accumulated postretirement benefit obligation (APBO) assumed by Talen Energy Supply to the total APBO attributed to each funding vehicle. As a result of the above, the net funded status of the new Talen Energy Supply pension and other postretirement benefit plans at June 1, 2015 was a liability of $235 million. A portion of the assets allocated to Talen Energy Supply for both the pension and other postretirement benefit plans were transferred to the Talen Energy Supply plans on July 1, 2015 in accordance with the spinoff agreements. The remaining asset transfer is expected to occur by the end of 2015.

There were no changes to the pension and other postretirement benefit plans for employees of Talen Montana as a result of the spinoff transaction. However, PPL retained the liability for other postretirement benefits attributable to existing retirees of Talen Montana as of the date of the spinoff.

The following table provides the components of net periodic defined benefit costs for Talen Energy Supply pension plans for the periods ended September 30, for which the nine months of 2015 includes four months of costs under the newly formed Talen Energy Supply pension plan. The net periodic defined benefit costs for other postretirement benefit plans for the period ended September 30, 2015 and 2014 were insignificant.

	Pension Benefits
	Nine Months
	2015	2014
Service cost	$19	$4
Interest cost	28	7
Expected return on plan assets	(37)	(8)
Amortization of:
Actuarial (gain) loss	9	1

Net periodic defined benefit costs (credits)	$19	$4

The table below provides the costs from defined benefit plans sponsored by PPL Services allocated to Talen Energy Supply based on its participation in those plans prior to the separation on June 1, 2015, which management believes were reasonable at the time. The allocations include costs related to supplemental retirement benefits for executives and other key management employees through unfunded nonqualified retirement plans. The liabilities for these plans were retained by PPL as of the date of the spinoff.

	Nine Months
	2015	2014
Pension and other postretirement benefits (a)	$18	$32

(a)	The nine months ended September 30, 2014 includes $11 million of termination benefits (credits) related to a one-time voluntary retirement window offered to certain bargaining unit employees upon the ratification of a new union agreement in June 2014. The benefits offered were consistent with the standard separation program benefits for bargaining unit employees.

During the nine months ended September 30, 2014, $6 million of severance compensation was recorded by Talen Energy Supply related to the 2014 union agreement as mentioned in note (a) above.

7.	Retirement and Postemployment Benefits

Defined Benefits

The majority of PPL Energy Supply’s subsidiaries employees are eligible for pension benefits under noncontributory defined benefit pension plans with benefits based on length of service and final average pay, as defined by the plans (which are sponsored by PPL Services). Effective January 1, 2012, PPL Services’ primary defined benefit pension plan was closed to all newly hired salaried employees. Effective July 1, 2014, PPL Services’ primary defined benefit pension plan was closed to all newly hired bargaining unit employees. Newly hired employees are eligible to participate in the PPL Retirement Savings Plan, a 401(k) savings plan with enhanced employer contributions.

The majority of PPL Montana employees are eligible for pension benefits under a cash balance pension plan. Effective January 1, 2012, that plan was closed to newly hired salaried employees. Effective September 1, 2014, that plan was closed to all newly hired bargaining unit employees. Newly hired employees are eligible to participate in the PPL Retirement Savings Plan.

Employees of certain of PPL Energy Supply’s mechanical contracting companies are eligible for benefits under multiemployer plans sponsored by various unions.

PPL Energy Supply and certain of its subsidiaries also provide supplemental retirement benefits to executives and other key management employees through unfunded nonqualified retirement plans.

The majority of employees of PPL Energy Supply’s subsidiaries are eligible for certain health care and life insurance benefits upon retirement through contributory plans. Effective January 1, 2014, the PPL Postretirement Medical Plan was closed to all newly hired salaried employees. Effective July 1, 2014, the PPL Postretirement Medical Plan was closed to all newly hired bargaining unit employees. Postretirement health benefits may be paid from 401(h) accounts established as part of the PPL Retirement Plan within the PPL Services Corporation Master Trust, funded VEBA trusts and company funds. Postretirement benefits under the PPL Montana Retiree Health Plan are paid from company assets.

The following table provides the components of net periodic defined benefit costs for PPL Energy Supply’s pension and other postretirement benefit plans for the years ended December 31.

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014		2013	2012
Net periodic defined benefit costs (credits):
Service cost	$5	$7	$6			$1	$1
Interest cost	9	8	7		$1		1
Expected return on plan assets	(11)	(10)	(9)
Amortization of:
Actuarial (gain) loss	2	3	2
Curtailment charges (credits)					(1)

Net periodic defined benefit costs (credits)	$5	$8	$6	$		$1	$2

Other Changes in Plan Assets and Benefit Obligations Recognized in OCI:
Curtailments					$1
Net (gain) loss	$26	$(15)	$16		(1)	$(1)
Prior service cost (credit)						(3)	$(1)
Amortization of:
Actuarial gain (loss)	(2)	(3)	(2)

Total recognized in OCI	24	(18)	14			(4)	(1)

Total recognized in net periodic defined benefit costs and OCI	$29	$(10)	$20	$		$(3)	$1

Actuarial loss of $4 million related to PPL Energy Supply’s pension plan is expected to be amortized from AOCI into net periodic defined benefit costs in 2015.

The following net periodic defined benefit costs (credits) were charged to operating expense by PPL Energy Supply, excluding amounts charged to construction and other non-expense accounts.

Pension Benefits			Other Postretirement Benefits
2014	2013	2012	2014	2013	2012
$39	$45	$37	$3	$6	$6

In the table above, amounts include costs for the specific plans PPL Energy Supply’s subsidiary sponsors and the following allocated costs of defined benefit plans sponsored by PPL Services, based on PPL Energy Supply’s subsidiaries’ participation in those plans, which management believes are reasonable:

Pension Benefits			Other Postretirement Benefits
2014	2013	2012	2014	2013	2012
$34	$38	$31	$3	$5	$5

PPL Energy Supply adopted the new mortality tables issued by the Society of Actuaries in October 2014 (RP-2014 base tables) for its defined benefit pension and other postretirement benefit plans at December 31, 2014. In addition, PPL Energy Supply updated the basis for estimating projected mortality improvements and selected the IRS BB-2D two-dimensional improvement scale on a generational basis for its defined benefit pension and other postretirement benefit plans. These new mortality assumptions reflect the recognition of both improved life expectancies and the expectation of continuing improvements in life expectancies. The use of the new base tables and improvement scale resulted in an increase to defined benefit pension and other postretirement benefit obligations, an increase to future expense and a decrease in funded status.

The following weighted-average assumptions were used in the valuation of the benefit obligations at December 31.

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Discount rate	4.28%	5.18%	3.81%	4.51%
Rate of compensation increase	4.03%	3.94%	4.03%	3.94%

The following weighted-average assumptions were used to determine the net periodic defined benefit costs for the years ended December 31.

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Discount rate	5.18%	4.25%	5.12%	4.51%	3.77%	4.60%
Rate of compensation increase	3.94%	3.95%	4.00%	3.94%	3.95%	4.00%
Expected return of plan assets (a)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(a)	The expected long-term rates of return for pension and other postretirement benefits are based on management’s projections using a best-estimate of expected returns, volatilities and correlations for each asset class. Each plan’s specific current and expected asset allocations are also considered in developing a reasonable return assumption.

The following table provides the assumed health care cost trend rates for the years ended December 31:

	2014	2013	2012
Health care cost trend rate assumed for next year
– obligations	7.2%	7.6%	8.0%
– cost	7.6%	8.0%	8.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)
– obligations	5.0%	5.0%	5.5%
– cost	5.0%	5.5%	5.5%
Year that the rate reaches the ultimate trend rate
– obligations	2020	2020	2019
– cost	2020	2019	2019

A one percentage point change in the assumed health care costs trend rate assumption would not have been significant to PPL Energy Supply’s other postretirement benefit plan in 2013.

The funded status of PPL Energy Supply’s plans at December 31 was as follows:

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Change in Benefit Obligation
Benefit Obligation, beginning of period	$163	$176	$12	$17
Service cost	5	7		1
Interest cost	9	8	1
Plan amendments				(4)
Actuarial (gain) loss	38	(23)	(1)	(1)
Curtailments			(1)
Gross benefits paid	(5)	(5)	(1)	(1)

Benefit Obligation, end of period	210	163	10	12

Change in Plan Assets
Plan assets at fair value, beginning of period	147	149
Actual return on plan assets	22	3
Employer contributions	6		1	1
Gross benefits paid	(5)	(5)	(1)	(1)

Plan assets at fair value, end of period	170	147

Funded Status, end of period	$(40)	$(16)	$(10)	$(12)

Amounts recognized in the Balance Sheets consist of:
Current liability			$(1)	$(1)
Noncurrent liability	$(40)	$(16)	(9)	(11)

Net amount recognized, end of period	$(40)	$(16)	$(10)	$(12)

Amounts recognized in AOCI (pre-tax) consist of:
Prior service cost (credit)			$(4)	$(5)
Net actuarial (gain) loss	$59	$34		1

Total	$59	$34	$(4)	$(4)

Total accumulated benefit obligation for defined benefit pension plans	$210	$163

PPL Energy Supply’s pension plan had projected and accumulated benefit obligations in excess of the fair value of plan assets at December 31, 2014 and 2013.

In addition to the plans it sponsors, PPL Energy Supply and its subsidiaries are allocated a portion of the funded status and costs of the defined benefit plans sponsored by PPL Services based on their participation in those plans, which management believes are reasonable. The actuarially determined obligations of current active employees are used as a basis to allocate total plan activity, including active and retiree costs and obligations. Allocations to PPL Energy Supply resulted in liabilities at December 31 as follows:

	2014	2013
Pension	$259	$96
Other postretirement benefits	34	35

PPL Energy Supply’s mechanical contracting subsidiaries make contributions to over 70 multiemployer pension plans, based on the bargaining units from which labor is procured. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•	If PPL Energy Supply’s mechanical contracting subsidiaries choose to stop participating in some of their multiemployer plans, they may be required to pay those plans an amount based on the unfunded status of the plan, referred to as a withdrawal liability.

PPL Energy Supply identified the Steamfitters Local Union No. 420 Pension Plan, EIN/Plan Number 232004424/001 as the only significant plan to which contributions are made. Contributions to this plan by PPL Energy Supply’s mechanical contracting companies were $5 million for 2014, 2013 and 2012. At the date the financial statements were issued, the Form 5500 was not available for the plan year ending in 2014. Therefore, the following disclosures specific to this plan are being made based on the Form 5500s filed for the plan years ended December 31, 2013 and 2012. PPL Energy Supply’s mechanical contracting subsidiaries were not identified individually as greater than 5% contributors on the Form 5500s. However, the combined contributions of the four subsidiaries contributing to the plan had exceeded 5%. The plan had a Pension Protection Act zone status of red, without utilizing an extended amortization period, as of December 31, 2013 and 2012. In addition, the plan is subject to a rehabilitation plan and surcharges have been applied to participating employer contributions. The expiration date of the collective-bargaining agreement related to those employees participating in this plan is September 18, 2016. There were no other plans deemed individually significant based on a multifaceted assessment of each plan. This assessment included review of the funded/zone status of each plan and PPL Energy Supply’s potential obligations under the plan and the number of participating employers contributing to the plan.

PPL Energy Supply’s mechanical contracting subsidiaries also participate in multiemployer other postretirement plans that provide for retiree life insurance and health benefits.

The table below details total contributions for PPL Energy Supply to all multiemployer pension and other postretirement plans, including the plan identified as significant above. The contribution amounts fluctuate each year based on the volume of work and type of projects undertaken from year to year.

	2014	2013	2012
Pension Plans	$40	$36	$31
Other Postretirement Benefit Plans	33	32	28

Total contributions	$73	$68	$59

Plan Assets – Pension Plans

PPL’s primary legacy pension plan and the pension plan in which employees of PPL Montana participate are invested in the PPL Services Corporation Master Trust (the Master Trust) that also includes 401(h) accounts that are restricted for certain other postretirement benefit obligations of PPL. The investment strategy for the Master Trust is to achieve a risk-adjusted return on a mix of assets that, in combination with PPL’s funding policy, will ensure that sufficient assets are available to provide long-term growth and liquidity for benefit payments, while also managing the duration of the assets to complement the duration of the liabilities. The Master Trust benefits from a wide diversification of asset types, investment fund strategies and external investment fund managers, and therefore has no significant concentration of risk.

The investment policy of the Master Trust outlines investment objectives and defines the responsibilities of the EBPB, external investment managers, investment advisor and trustee and custodian. The investment policy is reviewed annually by PPL’s Board of Directors.

The EBPB created a risk management framework around the trust assets and pension liabilities. This framework considers the trust assets as being composed of three sub-portfolios: growth, immunizing and liquidity portfolios. The growth portfolio is comprised of investments that generate a return at a reasonable risk, including equity securities, certain debt securities and alternative investments. The immunizing portfolio consists of debt securities, generally with long durations, and derivative positions. The immunizing portfolio is designed to offset a portion of the change in the pension liabilities due to changes in interest rates. The liquidity portfolio consists primarily of cash and cash equivalents.

Target allocation ranges have been developed for each portfolio on a plan basis based on input from external consultants with a goal of limiting funded status volatility. The EBPB monitors the investments in each portfolio on a plan basis, and seeks to obtain a target portfolio that emphasizes reduction of risk of loss from market volatility. In pursuing that goal, the EBPB establishes revised guidelines from time to time. EBPB investment guidelines on a plan basis, as well as the weighted average of such guidelines, as of the end of 2014 are presented below.

The asset allocation for the trust and the target allocation by portfolio at December 31 are as follows:

			2014 Target Asset Allocation
	2014	2013	Weighted Average	PPL Plans
Growth Portfolio	51%	59%	52%	52%
Equity securities	26%	30%
Debt securities (a)	13%	17%
Alternative investments	12%	12%
Immunizing Portfolio	47%	39%	46%	46%
Debt securities (a)	44%	40%
Derivatives	3%	(1%)
Liquidity Portfolio	2%	2%	2%	2%

Total	100%	100%	100%	100%

(a)	Includes commingled debt funds, which PPL treats as debt securities for asset allocation purposes.

PPL Montana, a subsidiary of PPL Energy Supply, has a pension plan whose assets are invested solely in the Master Trust, which is fully disclosed below. The fair value of this plan’s assets of $170 million and $147 million at December 31, 2014 and 2013 represents an interest of approximately 4% and 3% in the Master Trust.

The fair value of net assets in the Master Trust by asset class and level within the fair value hierarchy was:

	December 31, 2014				December 31, 2013
	Fair Value Measurements Using				Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
PPL Services Corporation Master Trust
Cash and cash equivalents	$246	$246			$120	$120
Equity securities:
U.S.:
Large-cap	432	114	$318		480	134	$346
Small-cap	145	145			137	137
International	615		615		630	163	467
Commingled debt	818		818		749	13	736
Debt securities:
U.S. Treasury and U.S. government sponsored agency	723	706	17		617	563	54
Residential/commercial backed securities	2		2		12		11	$1
Corporate	1,109		1,088	$21	963		940	23
International government	8		8		7		7
Other	9		9		24		24
Alternative investments:
Commodities	90		90		108		108
Real estate	148		148		134		134
Private equity	104			104	80			80
Hedge funds	223		223		210		210
Derivatives:
Interest rate swaps and swaptions	92		92		(49)		(49)
Other	12		12		12		12
Insurance contracts	33			33	37			37

PPL Services Corporation Master Trust assets, at fair value	4,809	$1,211	$3,440	$158	4,271	$1,130	$3,000	$141

Receivables and payables, net (a)	(41)
401(h) account restricted for other postretirement benefit obligations	(136)				(115)

Total PPL Services Corporation Master Trust pension assets	$4,632				$4,156

(a)	Receivables and payables represent amounts for investments sold/purchased but not yet settled along with interest and dividends earned but not yet received.

A reconciliation of the Master Trust assets classified as Level 3 at December 31, 2014 is as follows:

	Residential/ commercial backed Securities		Corporate debt	Private Equity	Insurance contracts	Total
Balance at beginning of period		$1	$23	$80	$37	$141
Actual return on plan assets
Relating to assets still held at the reporting date		(1)	(1)	19	1	18
Relating to assets sold during the period			(1)			(1)
Purchases, sales and settlements				5	(5)

Balance at end of period	$		$21	$104	$33	$158

A reconciliation of the Master Trust assets classified as Level 3 at December 31, 2013 is as follows:

	Residential/ commercial backed Securities	Corporate debt	Private Equity	Insurance contracts	Other Debt		Total
Balance at beginning of period	$1	$27	$75	$42		$1	$146
Actual return on plan assets
Relating to assets still held at the reporting date			3	2			5
Relating to assets sold during the period		5					5
Purchases, sales and settlements		(9)	2	(7)			(14)
Transfers from level 3 to level 2						(1)	(1)

Balance at end of period	$1	$23	$80	$37	$		$141

The fair value measurements of cash and cash equivalents are based on the amounts on deposit.

The market approach is used to measure fair value of equity securities. The fair value measurements of equity securities (excluding commingled funds), which are generally classified as Level 1, are based on quoted prices in active markets. These securities represent actively and passively managed investments that are managed against various equity indices.

Investments in commingled equity and debt funds are categorized as equity securities. These investments are classified as Level 2, except for exchange-traded funds, which are classified as Level 1 based on quoted prices in active markets. The fair value measurements for Level 2 investments are based on firm quotes of net asset values per share, which are not considered obtained from a quoted price in an active market. Investments in commingled equity funds include funds that invest in U.S. and international equity securities. Investments in commingled debt funds include funds that invest in a diversified portfolio of emerging market debt obligations, as well as funds that invest in investment grade long-duration fixed-income securities.

The fair value measurements of debt securities are generally based on evaluations that reflect observable market information, such as actual trade information for identical securities or for similar securities, adjusted for observable differences. The fair value of debt securities is generally measured using a market approach, including the use of pricing models which incorporate observable inputs. Common inputs include benchmark yields, relevant trade data, broker/dealer bid/ask prices, benchmark securities and credit valuation adjustments. When necessary, the fair value of debt securities is measured using the income approach, which incorporates similar observable inputs as well as payment data, future predicted cash flows, collateral performance and new issue data. For the Master Trust, these securities represent investments in securities issued by U.S. Treasury and U.S. government sponsored agencies; investments securitized by residential mortgages, auto loans, credit cards and other pooled loans; investments in investment grade and non-investment grade bonds issued by U.S. companies across several industries; investments in debt securities issued by foreign governments and corporations and exchange traded funds.

Investments in commodities represent ownership of units of a commingled fund that is invested as a long-only, unleveraged portfolio of exchange-traded futures and forward contracts in tangible commodities to obtain broad exposure to all principal groups in the global commodity markets, including energies, agriculture and metals (both precious and industrial) using proprietary commodity trading strategies. The fund has daily liquidity with a specified notification period. The fund’s fair value is based upon a unit value as calculated by the fund’s trustee.

Investments in real estate represent an investment in a partnership whose purpose is to manage investments in core U.S. real estate properties diversified geographically and across major property types (e.g., office, industrial, retail, etc.). The manager is focused on properties with high occupancy rates with quality tenants. This results in a focus on high income and stable cash flows with appreciation being a secondary factor. Core real estate generally has a lower degree of leverage when compared with more speculative real estate investing strategies. The partnership has limitations on the amounts that may be redeemed based on available cash to fund redemptions. Additionally, the general partner may decline to accept redemptions when necessary to avoid adverse consequences for the partnership, including legal and tax implications, among others. The fair value of the investment is based upon a partnership unit value.

Investments in private equity represent interests in partnerships in multiple early-stage venture capital funds and private equity fund of funds that use a number of diverse investment strategies. Four of the partnerships have limited lives of ten years, while the fifth has a life of 15 years, after which liquidating distributions will be received. Prior to the end of each partnership’s life, the investment cannot be redeemed with the partnership; however, the interest may be sold to other parties, subject to the general partner’s approval. The Master Trust has unfunded commitments of $55 million that may be required during the lives of the partnerships. Fair value is based on an ownership interest in partners’ capital to which a proportionate share of net assets is attributed.

Investments in hedge funds represent investments in three hedge fund of funds. Hedge funds seek a return utilizing a number of diverse investment strategies. The strategies, when combined aim to reduce volatility and risk while attempting to deliver positive returns under most market conditions. Major investment strategies for the hedge fund of funds include long/short equity, market neutral, distressed debt, and relative value. Generally, shares may be redeemed within 65 to 95 days with prior written notice. The funds are subject to short term lockups and have limitations on the amount that may be withdrawn based on a percentage of the total net asset value of the fund, among other restrictions. All withdrawals are subject to the general partner’s approval. The fair value for two of the funds has been estimated using the net asset value per share and the third fund’s fair value is based on an ownership interest in partners’ capital to which a proportionate share of net assets is attributed.

The fair value measurements of derivative instruments utilize various inputs that include quoted prices for similar contracts or market-corroborated inputs. In certain instances, these instruments may be valued using models, including standard option valuation models and standard industry models. These securities primarily represent investments in interest rate swaps and swaptions (the option to enter into an interest rate swap) which are valued based on the swap details, such as swap curves, notional amount, index and term of index, reset frequency, volatility and payer/receiver credit ratings.

Insurance contracts, classified as Level 3, represent an investment in an immediate participation guaranteed group annuity contract. The fair value is based on contract value, which represents cost plus interest income less distributions for benefit payments and administrative expenses.

Plan Assets – Other Postretirement Benefit Plans

The investment strategy with respect to other postretirement benefit obligations is to fund VEBA trusts and/or 401(h) accounts with voluntary contributions and to invest in a tax efficient manner. Excluding the 401(h) accounts included in the Master Trust, other postretirement benefit plans are invested in a mix of assets for longterm growth with an objective of earning returns that provide liquidity as required for benefit payments. These plans benefit from diversification of asset types, investment fund strategies and investment fund managers, and therefore, have no significant concentration of risk. Equity securities include investments in domestic large-cap commingled funds. Ownership interests in commingled funds that invest entirely in debt securities are classified as equity securities, but treated as debt securities for asset allocation and target allocation purposes. Ownership interests in money market funds are treated as cash and cash equivalents for asset allocation and target allocation purposes. The asset allocation for the PPL VEBA trusts and the target allocation, by asset class, at December 31 are detailed below.

	Percentage of plan assets		Target Asset Allocation
	2014	2013	2014
Asset Class
U.S. Equity securities	49%	55%	45%
Debt securities (a)	49%	41%	50%
Cash and cash equivalents (b)	2%	4%	5%

Total	100%	100%	100%

(a)	Includes commingled debt funds and debt securities.
(b)	Includes money market funds.

The fair value of assets in the U.S. other postretirement benefit plans by asset class and level within the fair value hierarchy was:

	December 31, 2014				December 31, 2013
	Fair Value Measurements Using				Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Money market funds	$9	9			$12	$12
U.S. Equity securities:
Large-cap	169		$169		182		$182
Commingled debt	136		136		100		100
Debt securities:
Municipalities	33		33		36		36

Total VEBA trust assets, at fair value	347	$9	$338		330	$12	$318

Receivables and payables, net (a)	1				1
401(h) account assets	136				115

Total other postretirement benefit plan assets	$484				$446

(a)	Receivables and payables represent amounts for investments sold/purchased but not yet settled along with interest and dividends earned but not yet received.

Investments in money market funds represent investments in funds that invest primarily in a diversified portfolio of investment grade money market instruments, including, but not limited to, commercial paper, notes, repurchase agreements and other evidences of indebtedness with a maturity not exceeding 13 months from the date of purchase. The primary objective of the fund is a high level of current income consistent with stability of principal and liquidity. Redemptions can be made daily on this fund.

Investments in large-cap equity securities represent investments in a passively managed equity index fund that invests in securities and a combination of other collective funds. Fair value measurements are not obtained from a quoted price in an active market but are based on firm quotes of net asset values per share as provided by the trustee of the fund. Redemptions can be made daily on this fund.

Investments in commingled debt securities represent investments in a fund that invests in a diversified portfolio of investment grade long-duration fixed income securities. Redemptions can be made weekly on these funds.

Investments in municipalities represent investments in a diverse mix of tax-exempt municipal securities. The fair value measurements for these securities are based on recently executed transactions for identical securities or for similar securities.

Expected Cash Flows – Defined Benefit Plans

The PPL Montana pension plan has the option to utilize available prior year credit balances to meet current and future contribution requirements. However, PPL Montana contributed $32 million to its pension plan in January 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the PPL Energy Supply plans.

	Pension	Other Postretirement
2015	$5	$1
2016	7	1
2017	7	1
2018	8	2
2019	9	2
2020-2024	58	9

Savings Plans

Substantially all employees of PPL’s domestic subsidiaries are eligible to participate in deferred savings plans (401(k)s). Employer contributions to the plans by PPL Energy Supply were:

2014	2013	2012
$14	$12	$12

Employee Stock Ownership Plan

PPL sponsors, and PPL Energy Supply participates in, a non-leveraged ESOP in which employees, excluding those of PPL Montana and the mechanical contractors, are enrolled on the first day of the month following eligible employee status. Dividends paid on ESOP shares are treated as ordinary dividends by PPL. Under existing income tax laws, PPL is permitted to deduct the amount of those dividends for income tax purposes and to contribute the resulting tax savings (dividend-based contribution) to the ESOP.

The dividend-based contribution, which is discretionary, is used to buy shares of PPL’s common stock and is expressly conditioned upon the deductibility of the contribution for federal income tax purposes. Contributions to the ESOP are allocated to eligible participants’ accounts as of the end of each year, based 75% on shares held in existing participants’ accounts and 25% on the eligible participants’ compensation.

For 2014 and 2013, PPL Energy Supply did not record compensation expense related to the ESOP as no contribution was made. Compensation expense for ESOP contributions was insignificant in 2012. This amount was offset by the dividend-based contribution tax savings and had no impact on PPL Energy Supply’s earnings.

Separation Benefits

Certain PPL Energy Supply subsidiaries provide separation benefits to eligible employees. These benefits may be provided in the case of separations due to performance issues, loss of job related qualifications or organizational changes. Until December 1, 2012, certain employees separated were eligible for cash severance payments, outplacement services, accelerated stock award vesting, continuation of group health and welfare coverage, and enhanced pension and postretirement medical benefits. As of December 1, 2012, separation benefits for certain employees were changed to eliminate accelerated stock award vesting and enhanced pension and postretirement medical benefits. Also, the continuation of group health and welfare coverage was replaced with a single sum payment approximating the dollar amount of premium payments that would be incurred for continuation of group health and welfare coverage. Separation benefits are recorded when such amounts are probable and estimable.

See Note 4 for a discussion of separation benefits related to the anticipated spinoff of PPL Energy Supply and Note 9 for a discussion of separation benefits related to the one-time voluntary retirement window offered to certain bargaining unit employees as part of the new three-year labor agreement with IBEW local 1600. Separation benefits were not significant in 2013 and 2012.